Condensed Consolidating Financial Information (Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 158,821		$ 145,341	$ 140,311	$ 158,421
Other current assets	98,411		96,609
Property and equipment, net	2,225,342		2,286,108
Investments in subsidiaries	0	$ 221,400	0
Intercompany receivable	0		0
Other assets, net	48,341		52,050
Assets
Intangible assets, net	890,054		934,249	1,010,660	1,059,638
Goodwill, net	685,310		685,310
Investment in unconsolidated subsidiary held for sale	244,621		222,717
Total assets	4,350,900		4,422,384
Liabilities and Stockholders’ Equity
Current maturities of long-term debt	29,750		29,753
Other current liabilities	325,321		327,442
Accumulated losses of subsidiaries in excess of investment	0		0
Intercompany payable	0		0
Long-term debt, net of current maturities and debt issuance costs	3,239,799		3,375,098
Other long-term liabilities	(248,019)		(252,004)
Preferred stock	0		0
Common stock	1,117		1,093
Additional paid-in capital	945,041		922,112
Retained earnings (deficit)	(437,881)		(485,115)
Accumulated other comprehensive income (loss)	(316)		(53)
Total Boyd Gaming Corporation stockholders’ equity	507,961		438,037
Noncontrolling interest	50		50	180,450	163,336
Total stockholders’ equity	508,011		438,087	650,437	467,127
Total liabilities and stockholders’ equity	4,350,900		4,422,384
Boyd
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	2		2	0	2,520
Other current assets	14,602		10,234
Property and equipment, net	68,515		65,365
Investments in subsidiaries	3,547,690		3,345,735
Intercompany receivable	0		0
Other assets, net	12,521		12,595
Assets
Intangible assets, net	0		0
Goodwill, net	0		0
Investment in unconsolidated subsidiary held for sale	0		0
Total assets	3,643,330		3,433,931
Liabilities and Stockholders’ Equity
Current maturities of long-term debt	21,500		21,500
Other current liabilities	102,946		82,711
Accumulated losses of subsidiaries in excess of investment	0		0
Intercompany payable	720,400		668,310
Long-term debt, net of current maturities and debt issuance costs	2,255,800		2,183,485
Other long-term liabilities	(34,723)		(39,888)
Common stock	1,117		1,093
Additional paid-in capital	945,041		922,112
Retained earnings (deficit)	(437,881)		(485,115)
Accumulated other comprehensive income (loss)	(316)		(53)
Total Boyd Gaming Corporation stockholders’ equity	507,961		438,037
Noncontrolling interest	0		0
Total stockholders’ equity	507,961		438,037
Total liabilities and stockholders’ equity	3,643,330		3,433,931
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	156,116		143,580	137,621	150,953
Other current assets	73,902		78,242
Property and equipment, net	2,120,455		2,179,813
Investments in subsidiaries	0		7,167
Intercompany receivable	1,702,317		1,636,197
Other assets, net	17,527		21,464
Assets
Intangible assets, net	865,995		910,190
Goodwill, net	684,529		684,529
Investment in unconsolidated subsidiary held for sale	244,621		222,717
Total assets	5,865,462		5,883,899
Liabilities and Stockholders’ Equity
Current maturities of long-term debt	8,250		8,253
Other current liabilities	198,590		219,868
Accumulated losses of subsidiaries in excess of investment	(4,507)		0
Intercompany payable	0		0
Long-term debt, net of current maturities and debt issuance costs	983,999		1,191,613
Other long-term liabilities	(213,296)		(212,116)
Total Boyd Gaming Corporation stockholders’ equity	4,456,820		4,252,049
Noncontrolling interest	0		0
Total stockholders’ equity	4,456,820		4,252,049
Total liabilities and stockholders’ equity	5,865,462		5,883,899
Non-Guarantor Subsidiaries (100% Owned)
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	2,482		1,540	2,590	4,380
Other current assets	10,415		8,602
Property and equipment, net	36,372		40,930
Investments in subsidiaries	0		0
Intercompany receivable	0		0
Other assets, net	18,293		17,991
Assets
Intangible assets, net	24,059		24,059
Goodwill, net	781		781
Investment in unconsolidated subsidiary held for sale	0		0
Total assets	92,402		93,903
Liabilities and Stockholders’ Equity
Current maturities of long-term debt	0		0
Other current liabilities	24,071		25,100
Accumulated losses of subsidiaries in excess of investment	(302)		(227)
Intercompany payable	981,688		967,374
Long-term debt, net of current maturities and debt issuance costs	0		0
Other long-term liabilities	0		0
Total Boyd Gaming Corporation stockholders’ equity	(913,659)		(898,798)
Noncontrolling interest	0		0
Total stockholders’ equity	(913,659)		(898,798)
Total liabilities and stockholders’ equity	92,402		93,903
Non-Guarantor Subsidiaries (Not 100% Owned)
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	221		219	100	568
Other current assets	0		0
Property and equipment, net	0		0
Investments in subsidiaries	0		0
Intercompany receivable	0		0
Other assets, net	0		0
Assets
Intangible assets, net	0		0
Goodwill, net	0		0
Investment in unconsolidated subsidiary held for sale	0		0
Total assets	221		219
Liabilities and Stockholders’ Equity
Current maturities of long-term debt	0		0
Other current liabilities	0		0
Accumulated losses of subsidiaries in excess of investment	0		0
Intercompany payable	475		397
Long-term debt, net of current maturities and debt issuance costs	0		0
Other long-term liabilities	0		0
Total Boyd Gaming Corporation stockholders’ equity	(254)		(178)
Noncontrolling interest	0		0
Total stockholders’ equity	(254)		(178)
Total liabilities and stockholders’ equity	221		219
Eliminations
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0		0	$ 0	$ 0
Other current assets	(508)		(469)
Property and equipment, net	0		0
Investments in subsidiaries	(3,547,690)		(3,352,902)
Intercompany receivable	(1,702,317)		(1,636,197)
Other assets, net	0		0
Assets
Intangible assets, net	0		0
Goodwill, net	0		0
Investment in unconsolidated subsidiary held for sale	0		0
Total assets	(5,250,515)		(4,989,568)
Liabilities and Stockholders’ Equity
Current maturities of long-term debt	0		0
Other current liabilities	(286)		(237)
Accumulated losses of subsidiaries in excess of investment	(4,809)		(227)
Intercompany payable	(1,702,563)		(1,636,081)
Long-term debt, net of current maturities and debt issuance costs	0		0
Other long-term liabilities	0		0
Total Boyd Gaming Corporation stockholders’ equity	(3,542,907)		(3,353,073)
Noncontrolling interest	50		50
Total stockholders’ equity	(3,542,857)		(3,353,023)
Total liabilities and stockholders’ equity	$ (5,250,515)		$ (4,989,568)